Business Segments - Business segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Revenues	$ 34,646	$ 30,978	$ 27,654
Operating profit	12,181	9,740	9,315
Corporate expenses	(4,388)	(5,224)	(4,851)
Unallocated to discontinued operations	(1,081)	(2,685)	(2,549)
Interest expense	2,014	1,366	2,501
Capital expenditures	6,493	19,283	22,936
Depreciation, depletion and amortization	7,378	6,705	5,860
Discontinued operations identifiable net assets	0	61,134	51,107
Total identifiable net assets	252,621	313,071	287,093
Asset Management
Segment Reporting Information [Line Items]
Revenues	27,570	24,825	21,548
Operating profit	13,288	11,703	10,414
Corporate expenses	(815)	(582)	(688)
Interest expense	2,014	1,366	2,501
Capital expenditures	2,408	6,662	10,257
Depreciation, depletion and amortization	6,963	6,384	5,503
Identifiable net assets	151,023	154,976	143,808
Mining royalty lands
Segment Reporting Information [Line Items]
Revenues	6,094	5,349	5,302
Operating profit	5,478	4,735	4,739
Corporate expenses	(863)	(617)	(731)
Depreciation, depletion and amortization	133	124	106
Identifiable net assets	39,300	39,368	39,274
Land Development and Construction
Segment Reporting Information [Line Items]
Revenues	982	804	804
Operating profit	(2,197)	(1,474)	(987)
Corporate expenses	(481)	(343)	(406)
Capital expenditures	4,085	12,621	12,679
Depreciation, depletion and amortization	282	197	251
Identifiable net assets	60,682	56,519	50,833
Corporate
Segment Reporting Information [Line Items]
Corporate expenses	(1,148)	(997)	(477)
Identifiable net assets	$ 1,197	$ 0	$ 0